Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities [Abstract]
Schedule of Principal Subsidiaries former VIEs

As of December 31, 2024, the details of the Company’s principal subsidiaries and former VIEs were as follows:

Entity	Place of incorporation	Date of incorporation	Relationship	% of direct or indirect economic ownership	Principal activities
UCLOUDLINK (HK) LIMITED	Hong Kong	2 September 2014	Subsidiary	100%	Holding company
HONG KONG UCLOUDLINK NETWORK TECHNOLOGY LIMITED	Hong Kong	25 October 2010	Subsidiary	100%	Holding company, information technology services and sales of terminals and data related products
Shenzhen Ucloudlink Technology Limited	PRC	9 July 2015	Subsidiary	100%	Technology research and development
Shenzhen uCloudlink Co., Ltd.	PRC	7 June 2018	Subsidiary	100%	Hardware exportation
Beijing uCloudlink Technology Co., Ltd. (“Beijing uCloudlink”)	PRC	29 January 2015	Subsidiary	100%	Holding company
UCLOUDLINK (SINGAPORE) PTE. LTD	Singapore	15 May 2017	Subsidiary	100%	Sales and marketing
UCLOUDLINK (UK) CO. LTD	UK	13 October 2014	Subsidiary	100%	Sales and marketing
Ucloudlink (America), Ltd.	USA	1 August 2016	Subsidiary	100%	Sales and marketing
UCLOUDLINK SDN. BHD	Malaysia	24 August 2017	Subsidiary	100%	Sales and marketing
uCloudlink Japan Co., Ltd.	Japan	7 March 2018	Subsidiary	100%	Sales and marketing
Shenzhen uCloudlink Network Technology Co., Ltd. (“Shenzhen uCloudlink”)	PRC	14 August 2014	Subsidiary and Consolidated former VIE	100%	Holder of value-added telecommunications services license, information technology services and sales of terminals and data related products
Beijing uCloudlink New Technology Co., Ltd. (“Beijing Technology”)	PRC	15 November 2014	Subsidiary and Consolidated former VIE	100%	Information technology services and sales of terminals and data related products
PT UCLOUDLINK TECHNOLOGIES PMA	Indonesia	27 September 2018	Subsidiary	100%	Sales and marketing
UCLOUDLINK UK LIMITED	UK	24 February 2021	Subsidiary	100%	Sales and marketing
Shenzhen Yulian Cloud Technology Co., Ltd.	PRC	22 February 2022	Subsidiary	100%	Sales and marketing